CONSOLIDATED BALANCE SHEETS - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS
Cash and cash equivalents	R$ 5,929,170	R$ 7,767,813
Short-term investments	445,627	509,030
Trade accounts receivable - net	4,810,640	5,176,958
Inventories	14,731,081	16,504,911
Tax credits	1,282,249	1,153,122
Income and social contribution taxes recoverable	685,811	914,395
Dividends receivable	4,981	125
Fair value of derivatives	36,623	16,921
Other current assets	678,899	626,148
TOTAL CURRENT ASSETS	28,605,081	32,669,423
NON-CURRENT ASSETS
Tax credits	1,429,324	1,744,387
Deferred income taxes	2,561,980	2,427,648
Judicial deposits	150,893	332,560
Other non-current assets	387,708	358,806
Prepaid pension cost	9,328	9,716
Fair value of derivatives		35,947
Investments in associates and joint ventures	3,944,474	4,222,317
Goodwill	11,995,727	13,853,114
Leasing	1,271,462	1,168,694
Other intangibles	691,365	400,567
Property, plant and equipment, net	30,640,833	29,591,314
TOTAL NON-CURRENT ASSETS	53,083,094	54,145,070
TOTAL ASSETS	81,688,175	86,814,493
CURRENT LIABILITIES
Trade accounts payable	5,009,671	5,718,104
Short-term debt	897,295	697,049
Debentures	44,609	37,988
Taxes payable	400,293	411,420
Income and social contribution taxes payable	289,862	346,208
Payroll and related liabilities	915,508	918,612
Leasing payable	386,472	430,727
Employee benefits	594	186
Environmental liabilities	382,800	245,429
Fair value of derivatives	3,306	1,747
Other current liabilities	1,557,010	2,043,921
TOTAL CURRENT LIABILITIES	9,887,420	10,851,391
NON-CURRENT LIABILITIES
Long term debt	8,877,457	9,110,972
Debentures	4,362,790	3,790,475
Deferred income taxes	353,828	163,138
Provision for tax, civil and labor liabilities	2,292,412	2,328,849
Environmental liabilities	237,865	413,653
Employee benefits	404,085	545,206
Leasing payable	1,002,689	849,942
Other non-current liabilities	471,140	587,081
TOTAL NON-CURRENT LIABILITIES	18,002,266	17,789,316
EQUITY
Capital	24,273,225	24,273,225
Capital reserves	11,597	11,597
Treasury stocks	(520,067)	(734,278)
Retained earnings	23,054,501	24,238,217
Transactions with non-controlling interests without change of control	(2,904,670)	(2,904,670)
Other reserves	9,670,807	13,064,668
EQUITY ATTRIBUTABLE TO THE EQUITY HOLDERS OF THE PARENT	53,585,393	57,948,759
NON-CONTROLLING INTERESTS	213,096	225,027
EQUITY	53,798,489	58,173,786
TOTAL LIABILITIES AND EQUITY	81,688,175	86,814,493
Trade accounts payable - domestic market
CURRENT LIABILITIES
Trade accounts payable	3,641,918	3,892,296
Trade accounts payable - debtor risk
CURRENT LIABILITIES
Trade accounts payable	381,415	459,899
Trade accounts payable - import
CURRENT LIABILITIES
Trade accounts payable	R$ 986,338	R$ 1,365,909